Write-Downs of Long-Lived Assets - Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets (Detail)
¥ in Millions
		6 Months Ended
		Sep. 30, 2026 JPY (¥) Property	Sep. 30, 2025 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 19	¥ 1,122
Write-downs of the assets held for sale, number of properties | Property
Write-downs due to decline in estimated future cash flows, amount		¥ 10,281	¥ 275
Write-downs due to decline in estimated future cash flows, number of properties | Property
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 3	¥ 6
Write-downs of the assets held for sale, number of properties | Property		1	2
Commercial facilities other than office buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline in estimated future cash flows, amount		¥ 46	¥ 0
Write-downs due to decline in estimated future cash flows, number of properties | Property		2
Others
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	[1]	¥ 16	1,116
Write-downs due to decline in estimated future cash flows, amount	[1]	¥ 10,235	¥ 275

[1]	For “Others,” the number of properties is omitted.